Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[1]
Analysis of income and expense [abstract]
Employee-related expenses		€ 201	€ 810
Charges, gains or losses on assets	[2]	109	(27)
Costs of transformation programs		80	114
Other restructuring costs		40	163
Total	[3]	€ 430	€ 1,060	[4]

[1]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.
[3]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[4]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.